Annual Total Returns - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. (Class K) [BarChart] - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Class K Shares	Mar. 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(8.63%)
Annual Return 2012	15.08%
Annual Return 2013	36.40%
Annual Return 2014	8.86%
Annual Return 2015	10.42%
Annual Return 2016	0.62%
Annual Return 2017	29.97%
Annual Return 2018	3.61%
Annual Return 2019	31.40%
Annual Return 2020	46.75%

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.